ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET	ACCOUNTS RECEIVABLE, NET
Accounts receivable, net consists of the following as of December 31:

(in thousands)	2021	2020

Billed	$17,907	$19,703
Unbilled	5,398	8,291
	23,305	27,994
Less: Allowance for credit losses	(5,297)	(5,581)

Total	$18,008	$22,413
Unbilled accounts receivable consist primarily of certain real estate asset management, REO sales, title and closing services for which we generally recognize revenue when the service is provided but collect upon closing of the sale, and foreclosure trustee services, for which we generally recognize revenues over the service delivery period but bill following completion of the service. We also include amounts in unbilled accounts receivable that are earned during a month and billed in the following month.
We are exposed to credit losses through our sales of products and services to our customers which are recorded as accounts receivable, net on the Company’s consolidated financial statements. We monitor and estimate the allowance for credit losses based on our historical write-offs, historical collections, our analysis of past due accounts based on the contractual terms of the receivables, relevant market and industry reports and our assessment of the economic status of our customers, if known. Estimated credit losses are written off in the period in which the financial asset is determined to be no longer collectible. There can be no assurance that actual results will not differ from estimates or that consideration of these factors in the future will not result in an increase or decrease to our allowance for credit losses.
Changes in allowance for expected credit losses consist of the following:

		Additions
(in thousands)	Balance at Beginning of Period	Charged to Expenses	Deductions Note (1)	Balance at End of Period

Allowance for expected credit losses:

Year ended December 31, 2021	$5,581	$1,354	$1,638	$5,297
Year ended December 31, 2020	4,472	2,229	1,120	5,581

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(1)    Amounts written off as uncollectible or transferred to other accounts or utilized.